Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entities [Abstract]
Schedule of Maximum Exposure to Loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Carrying value of debt and equity investments	$118,403	$133,401